SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished Goods	$ 605,190	$ 461,254	$ 531,302
Work-in-Process	871,752	936,181	989,712
Raw Materials	1,028,546	1,074,132	1,235,336
Total Inventory	$ 2,505,488	$ 2,471,567	$ 2,756,350